MASSMUTUAL FUNDS
MassMutual Select BlackRock Global Allocation Fund
Supplement dated June 28, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective June 24, 2022 (the “Termination Date”), the MassMutual Select BlackRock Global Allocation Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-07
BRG-22-02

MASSMUTUAL FUNDS
MM S&P® Mid Cap Index Fund
Supplement dated June 28, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective June 24, 2022 (the “Termination Date”), the MM S&P® Mid Cap Index Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-08
MCI-22-01

MASSMUTUAL FUNDS
MM Russell 2000® Small Cap Index Fund
Supplement dated June 28, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective June 24, 2022 (the “Termination Date”), the MM Russell 2000® Small Cap Index Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-09
SCI-22-01

MASSMUTUAL FUNDS
MM MSCI EAFE® International Index Fund
Supplement dated June 28, 2022 to the
Prospectus dated February 1, 2022 and the
Summary Prospectus dated February 1, 2022
This supplement provides new and additional information beyond that contained in the Prospectus and Summary Prospectus, and any previous supplements. It should be retained and read in conjunction with the Prospectus and Summary Prospectus, and any previous supplements.
Effective June 24, 2022 (the “Termination Date”), the MM MSCI EAFE® International Index Fund (the “Fund”) was dissolved pursuant to a Plan of Liquidation and Termination approved by the Board of Trustees of the MassMutual Select Funds. Shareholders of the various classes of shares of the Fund received proceeds in proportion to the number of shares of such class held by each of them on the Termination Date.
PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
B3001M-22-10
II-22-01